Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
American Funds Short-Term Tax-Exempt Bond Fund | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	3.41%	(2.86%)	(0.15%)	3.04%	3.25%	1.00%	1.55%	none	0.47%	0.99%
Limited Term Tax-Exempt Bond Fund of America | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	4.25%	(4.60%)	0.28%	4.26%	4.89%	1.26%	2.95%	(0.05%)	1.54%	3.56%
The Tax-Exempt Bond Fund of America | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	6.68%	(9.00%)	2.20%	4.91%	7.36%	0.92%	5.67%	0.48%	3.24%	9.83%
American High-Income Municipal Bond Fund | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	8.17%	(11.64%)	5.75%	4.62%	9.13%	1.79%	8.70%	1.74%	4.56%	14.26%
The Tax-Exempt Fund of California | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	6.46%	(9.09%)	2.22%	4.61%	7.49%	0.83%	6.06%	(0.01%)	3.50%	10.91%
American Funds Tax-Exempt Fund of New York | Class F-2
Prospectus [Line Items]
Annual Return [Percent]	7.06%	(10.41%)	2.84%	4.36%	7.17%	0.50%	5.38%	0.14%	3.09%	9.90%
American Funds Short-Term Tax-Exempt Bond Fund: Class R6 Prospectus | Class R-6
Prospectus [Line Items]
Annual Return [Percent]	3.49%	(2.79%)	(0.08%)	3.10%	3.31%	1.09%
Limited Term Tax-Exempt Bond Fund of America: Class R6 Prospectus | Class R-6
Prospectus [Line Items]
Annual Return [Percent]	4.36%	(4.50%)	0.38%	4.36%	5.00%	1.37%	3.07%	0.05%	1.66%	3.66%
The Tax-Exempt Bond Fund of America: Class R6 Prospectus | Class R-6
Prospectus [Line Items]
Annual Return [Percent]	6.80%	(8.90%)	2.31%	5.02%	7.47%	1.02%	5.80%	0.60%	3.36%	9.93%
American High-Income Municipal Bond Fund: Class R6 Prospectus | Class R-6
Prospectus [Line Items]
Annual Return [Percent]	8.28%	(11.54%)	5.86%	4.73%	9.24%	1.89%	8.83%	1.86%	4.68%	14.37%